Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LKCM Funds
Entity Central Index Key	0000918942
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Balanced Fund
Class Name	LKCM Balanced Fund
Trading Symbol	LKBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Balanced Fund returned 8.44% for the year  ended December 31, 2025. One of the Fund’s benchmarks, the S&P 500® Index, returned 17.88% for the year ended December 31, 2025. The Fund’s other benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 6.97% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Materials and Utilities sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight position in the Consumer Discretionary also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Industrials and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight position in the Consumer Staples sector and underweight position in the Information Technology sector also detracted from the Fund’s relative performance.
• The Fund’s fixed income portfolio benefited from its focus on intermediate-term corporate bonds during the overall declining interest rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Balanced Fund	8.44	5.56	8.35
S&P 500® Index	17.88	14.42	14.82
Bloomberg Intermediate Government/Credit Bond Index	6.97	0.96	2.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for more recent performance information.
Net Assets	$ 109,142,702
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 479,503
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$109,142,702
Number of Holdings	127
Net Advisory Fee	$479,503
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors (% of Net Assets)
Information Technology	22.2%
Industrials	13.6%
Health Care	11.3%
Financials	10.3%
Energy	9.2%
Communication Services	7.8%
Materials	7.8%
Consumer Staples	7.6%
Consumer Discretionary	6.1%
Utilities	2.1%
Real Estate	1.4%
Cash & Other	0.6%

Security Type (% of Net Assets)
Common Stocks	69.4%
Corporate Bonds	29.8%
Cash & Other	0.8%

Top 10 Issuers (% of Net Assets)
Apple Inc.	3.8%
NVIDIA Corp.	3.4%
Alphabet Inc.	2.9%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc.	2.0%
Oracle Corp.	1.6%
Newmont Corp	1.6%
Martin Marietta Materials Inc.	1.6%
L3Harris Technologies Inc.	1.6%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Equity Fund
Class Name	LKCM Equity Fund
Trading Symbol	LKEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Equity Fund returned 10.36% for the year  ended December 31, 2025. The Fund’s benchmark, the S&P 500® Index, returned 17.88% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Communication Services and Materials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Consumer Discretionary and Real Estate sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Industrials, Information Technology and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Communication Services sector and overweight position in the Materials sector also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Equity Fund	10.36	8.06	11.94
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for more recent performance information.
Net Assets	$ 506,560,616
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 2,595,265
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$506,560,616
Number of Holdings	49
Net Advisory Fee	$2,595,265
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	28.0%
Industrials	24.2%
Materials	8.2%
Financials	7.9%
Communication Services	7.4%
Energy	7.4%
Health Care	7.1%
Consumer Discretionary	6.6%
Consumer Staples	3.2%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.6%
Alphabet, Inc.	6.8%
NVIDIA Corp.	5.5%
Apple Inc.	5.2%
Oracle Corp.	4.6%
JPMorgan Chase & Co.	3.2%
Waste Connections, Inc.	3.1%
Ecolab, Inc.	2.9%
Valmont Industries, Inc.	2.8%
FTAI Aviation Ltd.	2.7%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Fixed Income Fund
Class Name	LKCM Fixed Income Fund
Trading Symbol	LKFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Fixed Income Fund returned 6.66% for the year  ended December 31, 2025. The Fund’s benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 6.97% for the year ended December 31, 2025.
• The U.S. Treasury curve further steepened during the year with yields on longer-dated issues declining modestly and yields on shorter-dated issues declining meaningfully as the Federal Reserve cut the Federal funds rate by 0.75% in the latter part of the year as the U.S. employment backdrop weakened and inflation declined, although continuing to remain above the Federal Reserve’s target level.
• Longer-dated issues outperformed their shorter-dated counterparts, which resulted in the Fund modestly underperforming its benchmark in light of the Fund’s overall shorter average duration.
• The Fund’s relative performance benefited from an overweight position in high-quality corporate bonds, as corporate bonds outperformed U.S. Treasuries and Government Agency issues during that year that comprise most of the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Fixed Income Fund	6.66	1.40	2.41
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Bloomberg Intermediate Government/Credit Bond Index	6.97	0.96	2.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for more recent performance information.
Net Assets	$ 282,170,294
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 527,254
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$282,170,294
Number of Holdings	87
Net Advisory Fee	$527,254
Portfolio Turnover	34%
Effective Duration	3.66 years
30-Day SEC Yield	3.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrials	14.6%
Information Technology	12.2%
Government Bonds	11.7%
Energy	10.9%
U.S. Government Sponsored Entities	10.0%
Health Care	10.0%
Communication Services	8.5%
Financials	7.3%
Consumer Discretionary	6.1%
Real Estate	4.4%
Cash & Other	2.6%
Utilities	1.7%

Top 10 Issuers	(% of Net Assets)
Emerson Electric Co., 5.00%, 03/15/35	3.1%
United States Treasury Note/Bond, 4.13%, 11/15/32	3.1%
Stryker Corp, 4.85%, 02/10/30	2.7%
Kinder Morgan Inc., 5.20%, 06/01/33	2.7%
Trimble Inc., 6.10%, 03/15/33	2.3%
Roper Technologies Inc., 4.90%, 10/15/34	2.1%
Waste Management Inc., 4.50%, 03/15/28	2.1%
L3Harris Technologies Inc., 5.40%, 07/31/33	2.0%
Broadcom Inc., 5.15%, 11/15/31	2.0%
T-Mobile USA Inc., 4.75%, 02/01/28	2.0%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM International Equity Fund
Class Name	LKCM International Equity Fund
Trading Symbol	LKINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM International Equity Fund returned 21.87% for the year ended  December 31, 2025. The Fund’s benchmark, the MSCI/EAFE® Index, returned 31.89% for the year ended December 31, 2025.
• International equity markets generally outperformed the United States equity markets during the year.
• Stock selection decisions in the Energy sector were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Consumer Staples and Healthcare sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Industrials and Consumer Discretionary sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Utilities sector and overweight position in the Information Technology sector also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/01/2019)
LKCM International Equity Fund	21.87	6.82	8.61
MSCI/EAFE® Index	31.89	9.47	9.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for more recent performance information.
Net Assets	$ 73,942,747
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 365,649
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$73,942,747
Number of Holdings	50
Net Advisory Fee	$365,649
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors (% of Net Assets)
Financials	23.4%
Industrials	15.7%
Information Technology	13.4%
Health Care	11.4%
Consumer Discretionary	8.5%
Energy	7.0%
Materials	6.4%
Consumer Staples	5.2%
Cash & Other	5.0%
Communication Services	4.0%

Top 10 Issuers (% of Net Assets)
ASML Holding NV	3.3%
Cameco Corp.	3.2%
ING Groep NV	3.0%
Barclays PLC	3.0%
CRH PLC	2.8%
Royal Bank of Canada	2.8%
Nordea Bank Abp	2.7%
Allianz SE	2.6%
Lonza Group AG	2.5%
Halma PLC	2.5%

Top Ten Countries (% of Net Assets)
United Kingdom	23.0%
France	12.6%
Germany	12.6%
Switzerland	10.4%
Netherlands	9.7%
Canada	9.7%
Japan	3.3%
Ireland	2.8%
Finland	2.7%
Norway	2.0%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Small Cap Equity Fund
Class Name	LKCM Small Cap Equity Fund
Trading Symbol	LKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Small Cap Equity Fund returned 13.29% for the year  ended December 31, 2025. The Fund’s benchmark, the Russell 2000® Index, returned 12.81% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Information Technology sector were the largest contributor to the Fund’s relative performance.
• The Fund’s underweight positions in the Healthcare and Real Estate sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Healthcare and Materials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight position in the Consumer Staples sector also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small Cap Equity Fund	13.29	7.41	11.05
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for more recent performance information.
Net Assets	$ 325,487,904
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 2,042,905
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$325,487,904
Number of Holdings	77
Net Advisory Fee	$2,042,905
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	20.6%
Industrials	18.5%
Health Care	17.3%
Financials	15.2%
Consumer Discretionary	7.9%
Consumer Staples	5.2%
Energy	4.2%
Materials	3.8%
Communication Services	2.9%
Real Estate	2.0%
Cash & Other	1.6%
Utilities	0.8%

Top 10 Issuers	(% of Net Assets)
Lumentum Holdings, Inc.	3.8%
Tower Semiconductor Ltd.	3.6%
Alphatec Holdings, Inc.	3.0%
Ciena Corporation	3.0%
Medpace Holdings, Inc.	2.2%
CECO Environmental Corp.	2.0%
Vita Coco Co., Inc.	2.0%
Planet Labs PBC	2.0%
Turning Point Brands, Inc.	1.9%
Piper Sandler Cos.	1.9%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Small-Mid Cap Equity Fund
Class Name	LKCM Small-Mid Cap Equity Fund
Trading Symbol	LKSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Small-Mid Cap Equity Fund returned 5.28% for the year  ended December 31, 2025. The Fund’s benchmark, the Russell 2500® Index, returned 11.91% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Information Technology sector were the largest contributor to the Fund’s relative performance.
• The Fund’s underweight position in the Consumer Staples sector and overweight position in the Industrials sector also contributed to the Fund’s relative performance.
• Stock selection decisions in the Consumer Discretionary and Financials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Utilities sector also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small-Mid Cap Equity Fund	5.28	6.59	10.42
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Index	11.91	7.26	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for more recent performance information.
Net Assets	$ 43,126,256
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 177,975
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,126,256
Number of Holdings	54
Net Advisory Fee	$177,975
Portfolio Turnover	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrials	23.5%
Financials	22.0%
Information Technology	19.8%
Health Care	11.4%
Consumer Discretionary	5.9%
Materials	4.5%
Energy	4.4%
Real Estate	4.1%
Cash & Other	2.3%
Utilities	1.2%
Communication Services	0.9%

Top 10 Issuers	(% of Net Assets)
Tower Semiconductor Ltd.	4.3%
FTAI Aviation Ltd.	3.4%
Twilio Inc. - Class A	3.2%
Natera, Inc.	2.9%
Planet Labs PBC	2.5%
Trimble, Inc.	2.5%
NCR Atleos Corp.	2.4%
BWX Technologies, Inc.	2.4%
Ensign Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/.
LKCM Aquinas Catholic Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Aquinas Catholic Equity Fund
Class Name	LKCM Aquinas Catholic Equity Fund
Trading Symbol	AQEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/. You can also request this information by contacting us at 1-800-423-6369.
Additional Information Phone Number	1-800-423-6369.
Additional Information Website	https://www.aquinasfunds.com/applications-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Aquinas Catholic Equity Fund returned 6.72% for the year  ended December 31, 2025. The Fund’s benchmark, the S&P 500® Index, returned 17.88% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Communication Services sector were the largest contributor to the Fund’s relative performance.
• The Fund’s underweight position in the Real Estate sector and overweight position in the Industrials sector also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Industrials and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight position in the Materials sector and underweight position in the Communication Services sector also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Aquinas Catholic Equity Fund	6.72	7.20	10.88
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://www.aquinasfunds.com/applications-documents/ for more recent performance information.
Net Assets	$ 59,653,305
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 261,695
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$59,653,305
Number of Holdings	44
Net Advisory Fee	$261,695
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	31.4%
Consumer Discretionary	12.7%
Industrials	11.7%
Materials	11.6%
Communication Services	7.3%
Health Care	7.1%
Energy	7.0%
Utilities	4.1%
Financials	3.0%
Consumer Staples	2.4%
Cash & Other	1.7%

Top 10 Issuers	(% of Net Assets)
Alphabet, Inc.	7.4%
NVIDIA Corp.	5.5%
Microsoft Corp.	4.9%
Apple Inc.	3.6%
Oracle Corp.	3.6%
Trimble, Inc.	3.3%
Stryker Corp.	3.2%
Amazon.com, Inc.	3.1%
Roper Technologies, Inc.	3.0%
L3Harris Technologies, Inc.	3.0%

Updated Prospectus Web Address	https://www.aquinasfunds.com/applications-documents/.